Derivative Financial Instruments - Notional Amounts of Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges
Notional amount	£ 162,049	£ 197,215
Assets	1,681	3,406
Liabilities	777	1,584
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	12,941	21,310
Collateral cash	11,224	16,772
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	37,240	56,251
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	124,809	140,964
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	81,104	94,537
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	43,705	46,427
Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	33,865	42,760
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	11,036	14,951
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	590	789
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	22,239	27,020
Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	127,128	153,315
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	25,148	40,160
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	80,514	93,748
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	21,466	19,407
Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	1,056	1,140
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	1,056	1,140
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	189	330
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	202	651
Fair value
Disclosure of detailed information about hedges
Assets	1,681	3,406
Liabilities	777	1,584
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	783	1,406
Liabilities	707	1,015
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,119	3,754
Liabilities	1,291	2,323
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	943	1,309
Liabilities	737	1,891
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,176	2,445
Liabilities	554	432
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	159	395
Liabilities	168	418
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	39	84
Liabilities	0	6
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	996	1,978
Liabilities	338	409
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	463	888
Liabilities	485	542
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	904	1,225
Liabilities	737	1,885
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	180	467
Liabilities	216	23
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	161	123
Liabilities	54	55
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(1,221)	(1,754)
Liabilities	£ (1,221)	£ (1,754)